Form N-1A Supplement	May 09, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Prospectus and Summary Prospectus,

each dated February 28, 2025

Effectively immediately, the “Management Fee” line item in the “Annual Fund Operating Expenses” table is footnoted to include the following:

“Effective May 9, 2025, the Adviser has voluntarily agreed to waive a portion of its unitary management fee through December 31, 2025, such that the unitary management fee does not exceed 0.70%.”

Please retain this Supplement for future reference.